Form N-1A Cover	Sep. 25, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	REX ETF TRUST
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 25, 2026
Prospectus Date	Sep. 25, 2026